Short-term investments (Tables)	12 Months Ended
Dec. 31, 2015
Short-term investments [Abstract]
Schedule of short-term investments

Short-term investments consisted of the following:

	As of December 31,
	2014	2015
	US$	US$
Variable-rate financial instruments	207,257	29,351
Available-for-sale securities	8,889	11,867
Total	216,146	41,218